Schedule of Results of the Discontinued Operation (Details) (USD $)	12 Months Ended			117 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jul. 15, 2014
Field camps expenses	$ 393,159	$ 275,854	$ 251,790	$ 1,266,021
Surveying	0	0	5,281	55,509
Geophysics	0	5,001	151,142	156,144
Geochemistry	2,891	4,221	22,599	174,162
Geology	0	0	0	1,290,557
Drilling	0	0	269,391	3,048,068
Professional Fees	266,042	155,433	451,376	3,024,460
Environmental testing	0	0	0	28,210
General and administrative expenses	321,808	1,108,643	1,804,166	4,487,428
Gain on sale of capital assets	0	0	100	111,919
Impairment of mineral properties	0	17,448,198	0	17,448,198
Depreciation	46,981	46,316	112,163	648,168
Loss on sale of discontinued operation	(107,956)	(18,526,720)	(2,522,840)	(27,229,174)
Discontinued Operations [Member]
Field camps expenses	0	27,879	108,622
Surveying	0	0	101,190
Geophysics	0	2,708	0
Geochemistry	0	370	37,255
Geology	0	112,033	78,486
Drilling	0	0	400,045
Professional Fees	2,072	28,758	48,496
Environmental testing	0	0	10,741
General and administrative expenses	85,951	902,343	1,681,011
Gain on sale of capital assets	0	(42,292)	0		0
Impairment of mineral properties	0	17,448,198	0		0
Depreciation	7,312	46,723	56,994		7,312
Net loss before discontinuing operation	95,335	18,526,720	2,522,840
Loss on sale of discontinued operation	12,621	0	0
Net loss from discontinued operation	$ 107,956	$ 18,526,720	$ 2,522,840